Average Annual Total Returns (Invesco International Allocation Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class A, Invesco International Allocation Fund
Average Annual Total Returns
Column	Class A: Inception (10/31/05)
Label	Return Before Taxes
1 Year	5.82%
5 Years	2.69%
Since Inception	4.09%
Inception Date	Oct. 31, 2005
Return Before Taxes | Class B, Invesco International Allocation Fund
Average Annual Total Returns
Column	Class B: Inception (10/31/05)
1 Year	6.18%
5 Years	2.74%
Since Inception	4.29%
Inception Date	Oct. 31, 2005
Return Before Taxes | Class C, Invesco International Allocation Fund
Average Annual Total Returns
Column	Class C: Inception (10/31/05)
1 Year	10.18%
5 Years	3.08%
Since Inception	4.45%
Inception Date	Oct. 31, 2005
Return Before Taxes | Class R, Invesco International Allocation Fund
Average Annual Total Returns
Column	Class R: Inception (10/31/05)
1 Year	11.84%
5 Years	3.60%
Since Inception	4.99%
Inception Date	Oct. 31, 2005
Return Before Taxes | Class Y, Invesco International Allocation Fund
Average Annual Total Returns
Column	Class Y: Inception (10/03/08) [1]
1 Year	12.29%
5 Years	3.97%
Since Inception	5.36%
Inception Date	Oct. 03, 2008
Return After Taxes on Distributions | Class A, Invesco International Allocation Fund
Average Annual Total Returns
Column	Class A: Inception (10/31/05)
Label	Return After Taxes on Distributions
1 Year	5.50%
5 Years	1.94%
Since Inception	3.23%
Inception Date	Oct. 31, 2005
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco International Allocation Fund
Average Annual Total Returns
Column	Class A: Inception (10/31/05)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	4.20%
5 Years	2.16%
Since Inception	3.30%
Inception Date	Oct. 31, 2005
MSCI EAFE Index
Average Annual Total Returns
Label	MSCI EAFE® Index:
1 Year	7.75%
5 Years	2.46%
Since Inception	3.77%
Inception Date	Oct. 31, 2005
Lipper International Multi-Cap Core Funds Index
Average Annual Total Returns
Label	Lipper International Multi-Cap Core Funds Index:
1 Year	12.54%
5 Years	4.35%
Since Inception	5.52%
Inception Date	Oct. 31, 2005

[1]	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.